Stock-Based Compensation Plans - Summary of Stock Option Activity (Detail) - Share-based Payment Arrangement, Option [Member] - Barkbox Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options Outstanding, Outstanding	2,422,421
Number Options Outstanding, Granted	1,260,215
Number Options Outstanding, Exercised	(267,292)
Number Options Outstanding, Cancelled or forfeited	(46,175)
Number Options Outstanding, Outstanding	3,369,169	2,422,421
Number Options Outstanding, Vested and expected to vest	2,742,769
Number Options Outstanding, Exercisable	1,735,509
Weighted- Average Exercise Price, Outstanding	$ 6.78
Weighted- Average Exercise Price, Granted	37.03
Weighted- Average Exercise Price, Exercised	4.55
Weighted- Average Exercise Price, Cancelled or forfeited	15.95
Weighted- Average Exercise Price, Outstanding	18.15	$ 6.78
Weighted- Average Exercise Price, Vested and expected to vest	14.84
Weighted- Average Exercise Price, Exercisable	$ 6.65
Weighted- Average Remaining Contractual Life (Years), Outstanding	7 years 2 months 1 day	6 years 8 months 8 days
Weighted- Average Remaining Contractual Life (Years), Vested and expected to vest	6 years 8 months 12 days
Weighted- Average Remaining Contractual Life (Years), Exercisable	5 years 4 months 2 days
Aggregate Intrinsic Value, Outstanding	$ 251,646	$ 12,902
Aggregate Intrinsic Value, Vested and expected to vest	213,926
Aggregate Intrinsic Value, Exercisable	$ 149,575